3. EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock issued to founder, Shares
Depreciation and amortization expense	$ 4,185	$ 2,632	$ 15,419	$ 7,159